Condensed Consolidating Financial Information (Condensed Consolidating Balance Sheets) (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 198,284	$ 772,502	$ 543,936	$ 431,159	$ 431,159
Accounts receivable, trade, net of a reserve for doubtful accounts	539,212	359,237
Accounts receivable, affiliate	0	0
Inventories	659,362	547,538
Prepaid expenses	124,832	73,213
Other current assets	133,537	169,728
Total current assets	1,655,227	1,922,218
Assets, Noncurrent [Abstract]
Restricted cash	1,284	69,106
Equity method investment	103,121	97,513
Property, plant and equipment, net	2,345,564	2,305,171
Goodwill	1,289,443	1,289,443
Intangible assets, net (WNRL: $0 and $7,757, respectively)	85,272	84,945
Investment in subsidiaries	0	0
Due from affiliate	0	0
Other assets, net	58,618	64,997
Total assets	5,538,529	5,833,393	5,953,549
Current liabilities:
Accounts payable, trade	717,421	553,957
Accounts payable, affiliate	0	0
Accrued liabilities	196,698	248,395
Current portion of long-term debt	10,500	5,500
Total current liabilities	924,619	807,852
Long-term liabilities:
Long-term debt, less current portion	2,001,374	1,644,894
Due to affiliate	0	0
Lease financing obligations	56,807	53,232
Deferred income tax liability, net	401,049	312,914
Deficit in subsidiaries	0	0
Other liabilities	72,537	68,595
Total long-term liabilities	2,531,767	2,079,635
Equity [Abstract]
Equity - Western	1,663,357	1,299,297
Non-controlling interests	418,786	1,646,609
Total equity	2,082,143	2,945,906	2,997,586	$ 2,787,644
Total liabilities and equity	5,538,529	5,833,393
Consolidation, Eliminations [Member]
Current assets:
Cash and cash equivalents	0	0	0		0
Accounts receivable, trade, net of a reserve for doubtful accounts	0	0
Accounts receivable, affiliate	(75,350)	(59,055)
Inventories	0	0
Prepaid expenses	0	0
Other current assets	0	0
Total current assets	(75,350)	(59,055)
Assets, Noncurrent [Abstract]
Restricted cash	0	0
Equity method investment	0	0
Property, plant and equipment, net	0	0
Goodwill	0	0
Intangible assets, net (WNRL: $0 and $7,757, respectively)	0	0
Investment in subsidiaries	(5,397,284)	(3,964,578)
Due from affiliate	(2,404,572)	(1,797,047)
Other assets, net	0	0
Total assets	(7,877,206)	(5,820,680)
Current liabilities:
Accounts payable, trade	0	0
Accounts payable, affiliate	(75,350)	(59,055)
Accrued liabilities	0	0
Current portion of long-term debt	0	0
Total current liabilities	(75,350)	(59,055)
Long-term liabilities:
Long-term debt, less current portion	0	0
Due to affiliate	(2,404,572)	(1,797,047)
Lease financing obligations	0	0
Deferred income tax liability, net	0	0
Deficit in subsidiaries	(401,704)	(395,774)
Other liabilities	0	0
Total long-term liabilities	(2,806,276)	(2,192,821)
Equity [Abstract]
Equity - Western	(4,995,580)	(3,568,804)
Non-controlling interests	0	0
Total equity	(4,995,580)	(3,568,804)
Total liabilities and equity	(7,877,206)	(5,820,680)
Parent Company [Member] | Reportable Legal Entities [Member]
Current assets:
Cash and cash equivalents	21	21	21		21
Accounts receivable, trade, net of a reserve for doubtful accounts	0	0
Accounts receivable, affiliate	17,317	0
Inventories	0	0
Prepaid expenses	0	0
Other current assets	0	0
Total current assets	17,338	21
Assets, Noncurrent [Abstract]
Restricted cash	0	0
Equity method investment	0	0
Property, plant and equipment, net	0	0
Goodwill	0	0
Intangible assets, net (WNRL: $0 and $7,757, respectively)	0	0
Investment in subsidiaries	5,397,284	3,964,578
Due from affiliate	0	0
Other assets, net	0	0
Total assets	5,414,622	3,964,599
Current liabilities:
Accounts payable, trade	0	0
Accounts payable, affiliate	0	920
Accrued liabilities	6,015	5,508
Current portion of long-term debt	10,500	5,500
Total current liabilities	16,515	11,928
Long-term liabilities:
Long-term debt, less current portion	1,330,178	856,327
Due to affiliate	2,404,572	1,797,047
Lease financing obligations	0	0
Deferred income tax liability, net	0	0
Deficit in subsidiaries	0	0
Other liabilities	0	0
Total long-term liabilities	3,734,750	2,653,374
Equity [Abstract]
Equity - Western	1,663,357	1,299,297
Non-controlling interests	0	0
Total equity	1,663,357	1,299,297
Total liabilities and equity	5,414,622	3,964,599
Guarantor Subsidiaries [Member] | Reportable Legal Entities [Member]
Current assets:
Cash and cash equivalents	156,064	656,966	337,441		288,986
Accounts receivable, trade, net of a reserve for doubtful accounts	175,253	122,593
Accounts receivable, affiliate	54,408	55,550
Inventories	415,349	311,589
Prepaid expenses	105,170	55,699
Other current assets	99,676	135,139
Total current assets	1,005,920	1,337,536
Assets, Noncurrent [Abstract]
Restricted cash	1,284	69,106
Equity method investment	0	0
Property, plant and equipment, net	1,119,622	1,099,787
Goodwill	0	0
Intangible assets, net (WNRL: $0 and $7,757, respectively)	32,377	31,401
Investment in subsidiaries	0	0
Due from affiliate	2,404,572	1,797,047
Other assets, net	33,265	42,166
Total assets	4,597,040	4,377,043
Current liabilities:
Accounts payable, trade	329,529	262,550
Accounts payable, affiliate	0	0
Accrued liabilities	107,903	142,257
Current portion of long-term debt	0	0
Total current liabilities	437,432	404,807
Long-term liabilities:
Long-term debt, less current portion	0	0
Due to affiliate	0	0
Lease financing obligations	45,654	42,168
Deferred income tax liability, net	363,769	275,634
Deficit in subsidiaries	401,704	395,774
Other liabilities	65,971	63,674
Total long-term liabilities	877,098	777,250
Equity [Abstract]
Equity - Western	3,282,510	3,194,986
Non-controlling interests	0	0
Total equity	3,282,510	3,194,986
Total liabilities and equity	4,597,040	4,377,043
Non-Guarantor Subsidiaries [Member] | Reportable Legal Entities [Member]
Current assets:
Cash and cash equivalents	42,199	115,515	$ 206,474		$ 142,152
Accounts receivable, trade, net of a reserve for doubtful accounts	363,959	236,644
Accounts receivable, affiliate	3,625	3,505
Inventories	244,013	235,949
Prepaid expenses	19,662	17,514
Other current assets	33,861	34,589
Total current assets	707,319	643,716
Assets, Noncurrent [Abstract]
Restricted cash	0	0
Equity method investment	103,121	97,513
Property, plant and equipment, net	1,225,942	1,205,384
Goodwill	1,289,443	1,289,443
Intangible assets, net (WNRL: $0 and $7,757, respectively)	52,895	53,544
Investment in subsidiaries	0	0
Due from affiliate	0	0
Other assets, net	25,353	22,831
Total assets	3,404,073	3,312,431
Current liabilities:
Accounts payable, trade	387,892	291,407
Accounts payable, affiliate	75,350	58,135
Accrued liabilities	82,780	100,630
Current portion of long-term debt	0	0
Total current liabilities	546,022	450,172
Long-term liabilities:
Long-term debt, less current portion	671,196	788,567
Due to affiliate	0	0
Lease financing obligations	11,153	11,064
Deferred income tax liability, net	37,280	37,280
Deficit in subsidiaries	0	0
Other liabilities	6,566	4,921
Total long-term liabilities	726,195	841,832
Equity [Abstract]
Equity - Western	1,713,070	373,818
Non-controlling interests	418,786	1,646,609
Total equity	2,131,856	2,020,427
Total liabilities and equity	$ 3,404,073	$ 3,312,431